Supplemental information on statement of cash flows	6 Months Ended
Jun. 30, 2023
Supplemental Information On Statement Of Cash Flows
Supplemental information on statement of cash flows

29.	Supplemental information on statement of cash flows

	Jan-Jun/2023	Jan-Jun/2022
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	679	604
Transactions not involving cash
Purchase of property, plant and equipment on credit	−	19
Lease	7,249	3,168
Provision for decommissioning costs	6	10
Use of tax credits and judicial deposit for the payment of contingency	51	1,137
Remeasurement of property, plant and equipment acquired in previous periods	12	38

The balance of Cash and cash equivalents in the Statements of Cash Flows includes amounts related to assets classified as held for sale, as shown in the reconciliation below:

	Jan-Jun/2023	Jan-Jun/2022
Reconciliation of the balance at the beginning of the period
Cash and cash equivalents in statements of financial position	7,996	10,467
Cash and cash equivalents classified as assets held for sale	−	13
Cash and cash equivalents according to Statements of Cash Flows (opening balance)	7,996	10,480
Reconciliation of the balance at the end of the period
Cash and cash equivalents in statements of financial position	10,351	16,287
Cash and cash equivalents classified as assets held for sale	−	7
Cash and cash equivalents according to Statements of Cash Flows (closing balance)	10,351	16,294

29.1.	Reconciliation of Depreciation, depletion and amortization with Statements of Cash Flows

	Jan-Jun/2023	Jan-Jun/2022
Depreciation of Property, plant and equipment	7,145	7,361
Amortization of Intangible assets	48	37
Capitalized depreciation	(940)	(696)
Depreciation of right of use - recovery of PIS/COFINS	(80)	(72)
Depreciation, depletion and amortization in the Statements of Cash Flows	6,173	6,630